Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Reinsurance
Schedule of reinsurance recoverables

	2013	2012
Ceded future policyholder benefits and expense	$143,007	$133,404
Ceded unearned premium	2,667	2,869
Ceded claims and benefits payable	29,983	28,896
Ceded paid losses	1,644	1,611
Total	$177,301	$166,780

Schedule of reinsurance recoverable grouped by A.M. Best rating

The following table provides the reinsurance recoverable as of December 31, 2013 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$138,665	$2,647	$29,286	$170	$170,768
A or A-	4,342	20	132	12	4,506
Not rated	0	0	565	1,462	2,027
Reinsurance recoverable	$143,007	$2,667	$29,983	$1,644	$177,301

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years Ended December 31,
	2013			2012			2011
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$10,353	$22,284	$32,637	$9,832	$24,950	$34,782	$10,175	$28,597	$38,772
Premiums assumed	350	5,981	6,331	301	6,506	6,807	721	8,634	9,355
Premiums ceded	(10,353)	(1,272)	(11,625)	(9,832)	(1,680)	(11,512)	(10,175)	(2,409)	(12,584)

Net earned premiums	$350	$26,993	$27,343	$301	$29,776	$30,077	$721	$34,822	$35,543

Direct policyholder benefits	18,380	14,181	32,561	$18,909	$16,494	$35,403	$20,094	$28,066	$48,160
Policyholder benefits assumed	151	8,022	8,173	600	4,279	4,879	558	9,062	9,620
Policyholder benefits ceded	(18,380)	(1,073)	(19,453)	(18,948)	(1,717)	(20,665)	(20,088)	(5,478)	(25,566)
Net policyholder benefits	$151	$21,130	$21,281	$561	$19,056	$19,617	$564	$31,650	$32,214